Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
12.	Intangible assets

a)	Intangible assets are as follows

	2019
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	787,970	(302,031)	485,939
Software licenses	58,247	(13,492)	44,755
Goodwill (ii)	54,858	0	54,858
Other	4,586	(585)	4,001

	905,661	(316,108)	589,553

	2018
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	462,282	(211,929)	250,353
Software licenses	17,227	(4,073)	13,154
Goodwill (ii)	40,574	—	40,574
Other	1,981	(448)	1,533

	522,064	(216,450)	305,614

(i)	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their estimated useful lives.
(ii)
As of December 31, 2018, the balances comprise the goodwill arising from the acquisition of the companies R2TECH, BIVA and TILIX. As of December 31, 2019, the balances include the goodwill arising from the acquisitions of BancoSeguro and YAMÍ (Note 10).

b)	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total
At December 31, 2017
Cost	241,490	9,510	23,686	1,981	276,667
Accumulated amortization	(115,665)	(2,043)	—	(91)	(117,799)

Net book value	125,825	7,467	23,686	1,890	158,868

Cost
Additions	218,947	7,717	—	—	226,665
Acquisition of subsidiary	1,845	—	16,888	—	18,733
Amortization	(96,264)	(2,030)	—	(357)	(98,651)
At December 31, 2018
Cost	462,282	17,227	40,574	1,981	522,065
Accumulated amortization	(211,929)	(4,073)	—	(448)	(216,450)

Net book value	250,353	13,154	40,574	1,533	305,614

At December 31, 2019
Cost
Additions	326,771	42,517	0	0	369,288
Acquisition of subsidiary	1,641	0	14,284	2,605	18,530
Disposals	(2,724)	(1,497)	0	0	(4,221)
Amortization
Amortization	(90,102)	(9,419)	0	(137)	(99,658)

Net book value	485,939	44,755	54,858	4,001	589,553

At December 31, 2019
Cost	787,970	58,247	54,858	4,586	905,661
Accumulated amortization	(302,031)	(13,492)	0	(585)	(316,108)

Net book value	485,939	44,755	54,858	4,001	589,553